Consolidated Statements of Cash Flow(USD ($)) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATIONS
Net income (loss)	$ (405,017)	$ 56,836	$ 57,355
Loss from discontinued operations	1,983	0	3,268
Depreciation and amortization	63,154	60,927	61,016
Goodwill and trademark impairment	181,884	0	0
Equity in losses of investees	33,433	6,314	2,925
Loss on debt extinguishment, net	0	11,722	246
Deferred income taxes	92,547	(100,836)	(10,465)
Reserve for trade receivables	14,041	2,877	2,161
Reserve for grower receivables	933	32,967	2,148
Gain on deconsolidation of European smoothie business	0	0	(32,497)
Amortization of discount on Convertible Notes	9,715	8,606	7,623
Amortization of gain on shipping fleet sale	(14,349)	(14,131)	(14,562)
Stock-based compensation	8,193	10,042	14,033
Restructuring related asset impairments	4,883	0	0
Changes in current assets and liabilities:
Trade receivables	(37,098)	(11,022)	21,286
Other receivables	(2,175)	33,306	25,417
Inventories	15,302	(26,546)	663
Prepaid expenses and other current assets	(537)	(9,981)	(5,286)
Accounts payable and accrued liabilities	7,889	(18,617)	(70,422)
Other liabilities	31,325	2,995	17,455
Other	26,471	(6,501)	15,497
Operating cash flow	32,577	38,958	97,861
INVESTING
Capital expenditures	(53,440)	(75,535)	(65,542)
Net proceeds from sale of:
51% of European smoothie business, net of $1,396 cash included in the net assets on the sale date	0	0	16,882
Equity method investments	3,142	3,307	21,345
Other long-term assets	4,993	3,512	1,089
Other, net	(2,334)	745	(6,094)
Investing cash flow	(47,639)	(67,971)	(32,320)
FINANCING
Issuances of long-term debt	0	330,067	0
Repayments of long-term debt	(16,768)	(400,333)	(30,429)
Payments for debt modification and issuance costs	(2,405)	(5,026)	0
Payments of debt extinguishment costs	0	(6,915)	0
Borrowings under the revolving credit facility	70,000	0	0
Repayments of revolving credit facility and other debt	(30,000)	0	0
Financing cash flow	20,827	(82,207)	(30,429)
Increase (decrease) in cash and equivalents	5,765	(111,220)	35,112
Cash and equivalents, beginning of period	45,261	156,481	121,369
Cash and equivalents, end of period	51,026	45,261	156,481
Cash included in the net assets on sale date	1,396
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ (194)	$ 241	$ 87